Long-term Debt and Other Financing (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Debt balances at March 31, 2016, and December 31, 2015, are presented below:

	March 31, 2016	December 31, 2015
Credit Facility	$520.0	$550.0
8.75% Senior Secured Notes due December 2018	380.0	380.0
5.00% Exchangeable Senior Notes due November 2019 (effective rate of 10.8%)	150.0	150.0
7.625% Senior Notes due May 2020	529.8	529.8
7.625% Senior Notes due October 2021	406.2	406.2
8.375% Senior Notes due April 2022	290.2	290.2
Industrial Revenue Bonds due 2020 through 2028	99.3	99.3
Capital lease for Research and Innovation Center	9.6	—
Unamortized debt discount/premium and debt issuance costs	(48.7)	(51.4)
Total long-term debt	$2,336.4	$2,354.1

Debt balances, including current portions, at December 31, 2015 and 2014, are presented below:

	2015	2014
Credit Facility	$550.0	$605.0
8.75% Senior Secured Notes due December 2018	380.0	380.0
5.00% Exchangeable Senior Notes due November 2019 (effective rate of 10.8%)	150.0	150.0
7.625% Senior Notes due May 2020	529.8	529.8
7.625% Senior Notes due October 2021	406.2	430.0
8.375% Senior Notes due April 2022	290.2	290.2
Industrial Revenue Bonds due 2020 through 2028	99.3	99.3
Unamortized debt discount/premium and debt issuance costs	(51.4)	(62.3)
Total long-term debt	$2,354.1	$2,422.0

Schedule of Maturities of Long-term Debt
Maturities of long-term debt, including the amount outstanding on the Credit Facility, for the next five years, at December 31, 2015, are presented below:

Year		Debt Maturities
2016		$—
2017		—
2018		380.0
2019	(including $550.0 of Credit Facility borrowings)	700.0
2020		537.1